PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

	Years Ended December 31,
	2018	2017
Leasehold improvements	$256,920	$30,367
Vehicle	143,560	—
Furniture and fixtures	132,088	41,685
Computer Equipment	87,087	39,382
Software	61,287	25,272
	680,942	136,706
Less: accumulated depreciation	(178,796)	(123,850)
TOTAL PROPERTY AND EQUIPMENT	$502,146	$12,856